Leases - Schedule of Operating Lease Related Assets and Liabilities (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	¥ 5,885,455		$ 806,304	¥ 3,313,215
Operating lease liabilities, current	2,537,123		347,584	2,425,135
Operating lease liabilities, noncurrent	3,427,331		$ 469,542	1,044,068
Total operating lease liabilities	5,964,454			¥ 3,469,203
Operating cash flows used in operating leases	¥ 1,165,849	¥ 1,077,983
Weighted average remaining lease term (years)	2 years 7 months 2 days	1 year 8 months 8 days	2 years 7 months 2 days
Weighted average discount rate	3.74%	4.55%	3.74%